Financial Instruments Fair Value Disclosures - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial Assets
Other non-current assets	€ 209	€ 264
Trade receivables and other current assets	879	1,118
Cash and cash equivalents	4,976	12,445	€ 14,385	€ 30,018
Total	6,064	13,827
Financial Liabilities
Lease liabilities	536	255
RCAs liability	5,249	5,021
Trade payables	3,411	4,752
Total Financial Liabilities	€ 9,196	€ 10,028